Intangible Assets, Net	6 Months Ended
Mar. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	March 31, 2024	September 30, 2023
	(Unaudited)
Licensed digital assets:
Gross carrying amount	$30,798,258	$6,918,572
Accumulated amortization	(2,045,337)	(412,780)
Intangible assets, net	$28,752,921	$6,505,792

Aggregate Amortization expenses:
For six months ended 3/31/2024	$1,631,370

Estimated Amortization Expenses:
For year ended 3/31/2025	$6,285,154
For year ended 3/31/2026	$6,219,434
For year ended 3/31/2027	$5,971,398
For year ended 3/31/2028	$5,987,758
For year ended 3/31/2029	$4,289,177

The movement of intangible assets is as follows:

	As of March 31, 2024
	Gross Carrying Amount	Accumulated Amortization
	(Unaudited)	(Unaudited)
Balance at beginning of the year	$6,918,572	$412,780
Additions(a)	23,807,150	1,631,370
Disposal	—	—
Foreign exchange translation	72,536	1,187
Balance at end of the year	$30,798,258	$2,045,337

(a)	Additions are all acquired from third-party suppliers in the current period.

Amortization expense was $1,631,370 and $426,983 for the six months ended March 31, 2024 and 2023, respectively. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset. For the six months ended March 31, 2024 and 2023, no such cost incurred.